Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Property, Plant and Equipment [Roll Forward]
Net book value at beginning of period	$ 58,575,672
Recoveries related to Ukraine Conflict (Note 25)	1,490,431	$ 194,750	$ 1,287,972	$ (2,700,000)
Impairments (Note 26)	(100,838)	(49,766)	(86,855)
Net book value at end of period	57,796,320	58,575,672
Flight Equipment Held For Operating Leases
Movement in Property, Plant and Equipment [Roll Forward]
Net book value at beginning of period	58,575,672	57,091,166
Additions	5,431,413	6,550,861
Depreciation	(2,613,483)	(2,548,219)
Disposals and transfers to held for sale	(2,838,130)	(2,210,815)
Transfers to/from investment in finance leases, net/inventory	(658,314)	(284,463)
Recoveries related to Ukraine Conflict (Note 25)	0	26,909
Impairments (Note 26)	(100,838)	(49,766)
Net book value at end of period	57,796,320	58,575,672	$ 57,091,166
Accumulated depreciation and impairment as of December 31, 2025 and 2024, respectively:	$ (16,122,764)	$ (15,398,485)